Contract liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Contract Liabilities Abstract
Contract liabilities	$ 178,636	$ 65,464
Total Contract liabilities	$ 178,636	$ 65,464